Income Taxes	12 Months Ended
Aug. 31, 2018
Income Taxes
Income Taxes

14. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, OneSmart BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

OneSmart HK is incorporated in Hong Kong and is subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as it had no assessable income for the years ended August 31, 2016, 2017 and 2018.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was  effective  since January 1, 2008. Shanghai Jing Xue Rui meets the requirements of "high and new technology enterprise " ("HNTE") and could enjoy the  preferential tax rate of 15%. Shanghai Jing Xue Rui obtainted the HNTE certificate on October 23, 2017 and was subject to an enterprise income tax ("EIT") rate of 15% from calendar years 2017 through 2019.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended
	August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current	80,635	97,253	125,739	18,410
Deferred	(9,139)	(5,237)	(17,260)	(2,527)
Income tax expense	71,496	92,016	108,479	15,883

The reconciliations of the income tax expense for the years ended August 31, 2016, 2017 and 2018 were as follows:

	For the years ended
	August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Income before income tax expense and share of net (loss)/income from equity investees	259,256	337,260	318,305	46,604
PRC statutory tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	64,814	84,315	79,576	11,651
Non-deductible expenses	17,974	9,151	40,141	5,876
International tax rate difference	—	—	(4,189)	(613)
Preferential tax rate	—	—	(17,327)	(2,537)
Additional tax deduction for qualified research and development expenses	—	—	(2,066)	(302)
Change in valuation allowance	(11,737)	(15,314)	(14,241)	(2,085)
Expired loss	—	12,293	14,950	2,189
Interest and penalty	445	1,571	1,494	219
Effect of changes in tax rates on deferred taxes	—	—	10,141	1,485
Income tax expense	71,496	92,016	108,479	15,883

The significant components of the Group’s deferred tax assets were as follows:

	For the years ended August 31,
	2017	2018	2018
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	117,946	114,777	16,805
Accrued expenses and other payables	45,115	60,752	8,895
Others	1,349	2,234	327
Less: valuation allowance	(126,535)	(116,979)	(17,127)
Non-current deferred tax assets, net	37,875	60,784	8,900
Non-current deferred tax liabilities:
Unrealized gain on investments	(3,870)	(14,465)	(2,118)
Unrealized gain on available-for-sale securities	(2,505)	—	—
Accelerated depreciation of fixed assets	—	(4,297)	(630)
Intangible assets	(2,404)	(28,095)	(4,113)
Non-current deferred tax liabilities, net	(8,779)	(46,857)	(6,861)
Deferred tax assets, net	29,096	13,927	2,039

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that were in a 3‑year cumulative loss and are not forecasting profits in the near future as of August 31, 2017 and 2018. In making such determination, the Group also evaluated a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of August 31, 2018, the Group had taxable losses of RMB463,070 (US$67,799) derived from entities in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from December 31, 2018 to 2023 if not utilized.

Unrecognized Tax Benefit

As of August 31, 2017 and 2018, the Group had unrecognized tax benefit of RMB12,720, and RMB15,991 (US$2,341), of which RMB1,823 and RMB1,916 (US$281), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of August 31, 2017 and 2018, unrecognized tax benefits of RMB1,823 and RBM1,916  (US$281), respectively, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended August 31,
	2017	2018	2018
	RMB	RMB	US$
Balance at September 1	9,671	12,720	1,862
Increase	4,023	3,947	578
Decrease	(974)	(676)	(99)
Balance at August 31	12,720	15,991	2,341

In the years ended August 31, 2016, 2017 and 2018, the Group recorded interest expense accrued in relation to the unrecognized tax benefit of RMB445,  RMB1,571 and RMB1,494 (US$219) in income tax expense, respectively. Accumulated interest expense recorded in unrecognized tax benefit was RMB2,115 and RMB3,610 (US$529) as of August 31, 2017 and 2018, respectively.

As of August 31, 2018, the tax years ended December 31, 2013 through period ended as of the reporting date for the WFOE, the VIEs and VIEs’ subsidiaries remain open to examination by the PRC tax authorities.